Condensed financial information of the parent company - Five-year schedule of maturities of debt (Details) - Parent company - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subordinated Loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	€ 16,330	€ 16,441
Subordinated Loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	9,317	10,113
Subordinated Loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,014	6,329
Debenture loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	42,569	41,609
Debenture loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings	1,474	4,639
Debenture loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	3,250	1,570
Debenture loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,616	3,250
Debenture loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,049	7,716
Debenture loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,306	5,563
Debenture loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	15,875	18,872
Debenture loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings